Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,826,000	$ 8,826,000	$ 8,826,000
Accumulated Amortization	(5,326,745)	(4,905,558)	(3,220,807)
Net Carrying Amount	3,499,255	3,920,442	5,605,193
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,000	50,000	50,000
Accumulated Amortization	(21,875)	(21,250)	(18,750)
Net Carrying Amount	28,125	28,750	31,250
Trade names, trademarks, product names, URLs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,555,000	1,555,000	1,555,000
Accumulated Amortization	(649,354)	(585,479)	(329,979)
Net Carrying Amount	905,646	969,521	1,225,021
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,720,000	2,720,000	2,720,000
Accumulated Amortization	(2,001,363)	(1,900,697)	(1,498,029)
Net Carrying Amount	718,637	819,303	1,221,971
Subscriber/customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,219,000	4,219,000	4,219,000
Accumulated Amortization	(2,442,653)	(2,221,882)	(1,338,799)
Net Carrying Amount	1,776,347	1,997,118	2,880,201
Lead pool [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	282,000	282,000	282,000
Accumulated Amortization	(211,500)	(176,250)	(35,250)
Net Carrying Amount	$ 70,500	$ 105,750	$ 246,750